Basis of Presentation and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

1. Basis of presentation and summary of significant accounting policies

Description of the Business

In these unaudited condensed consolidated financial statements and related notes, Paysafe Limited, and its consolidated subsidiaries are referred to collectively as “Paysafe,” “we,” “us,” and “the Company” unless the context requires otherwise. Paysafe is a leading global provider of end-to-end payment solutions. Our core purpose is to enable businesses and consumers to connect and transact seamlessly through our payment platforms.

Paysafe Limited was incorporated as an exempted limited company under the laws of Bermuda on November 23, 2020 for purposes of effectuating the merger (the "Transaction") with Foley Trasimene Acquisition Corp. II (“FTAC”), a special purpose acquisition company that completed its Initial Public Offering (“IPO”) in August 2020, and Pi Jersey 1.5 Limited ("Legacy Paysafe").

In connection with the Transaction, which was consummated on March 31, 2021, the Company’s common shares and warrants were listed on the New York Stock Exchange under the symbols PSFE and PSFE.WS, respectively. Subsequent to the Transaction, Pi Jersey Topco Limited (“Topco”), funds advised by affiliates of CVC Capital Partners (such funds collectively, "CVC") and The Blackstone Group Inc. ("Blackstone") continue to retain ownership in the Company.

In 2022, we revised our reportable segments, which are the same as our operating segments, as a result of a change in our Chief Operating Decision Maker (“CODM”) and how our CODM regularly reviews financial information to allocate resources and assess performance. Our new reportable segments are Merchant Solutions and Digital Wallets. Merchant Solutions includes the previous US Acquiring segment along with the Integrated eCommerce Solutions (“IES”) business that was previously part of the Digital Commerce segment. The prior year information has been recast to reflect this change.

Reverse Stock Split ("RSS")

On December 12, 2022, we effected a 1-for-12 reverse stock split of our issued and outstanding common stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, each issued and outstanding share of our common stock, and the per share exercise price of and number of shares of our common stock underlying our outstanding equity awards, were automatically proportionally adjusted based on the 1-for-12 Reverse Stock Split ratio. No fractional shares of common stock were issued in connection with the reverse stock split, and all such fractional interests were rounded up to the nearest whole number.

Except as otherwise provided herein, all share and per-share amounts of our common stock, equity awards, warrants and other outstanding equity rights have been adjusted to give effect to the Reverse Stock Split for all periods presented. The Reverse Stock Split amended the par value of our common stock to $0.012 per share, but did not modify any voting rights or other terms of our common stock.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2023 and the comparative financial information for the three and nine months ended September 30, 2022 and for the year ended December 31, 2022 include the accounts of the Company, and its subsidiaries, based upon information of Paysafe Limited.

All intercompany transactions have been eliminated in consolidation. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for the fair statement of the Company’s financial position, results of operations and cash flows have been included.

These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2022 on Form 20-F filed on March 15, 2023.

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported period. Operating results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023 or any other interim period.

Disaggregation of Revenue

The Company provides payment solutions through two primary lines of business: Merchant Solutions and Digital Wallets. For each primary source of revenue within these business lines, the Company’s main performance obligation is to stand ready to provide payment services to merchants and consumers. Due to the concentration of economic factors, products and services in each of the business lines, the Company has presented disaggregated revenue at the segment level (See Note 14).

We do not have any material contract balances associated with our contracts with customers as of September 30, 2023 and December 31, 2022. The Company has applied the practical expedient to exclude disclosure of remaining performance obligations, as the Company's contracts typically have a term of one year or less.

Significant accounting policies

Effective January 1, 2023, we began to self-insure for certain losses related to United States employee medical and prescription drug benefit claims, a portion of which is paid by employees. We hold specific and aggregate excess loss insurance benefit coverage to limit significant exposure to these claims. Self-insured liabilities and related expenses are based upon actual claims filed and an estimated liability of claims incurred but not reported (“IBNR”). The liabilities are actuarially determined based primarily on our historical claims activity, claims payment patterns, and medical cost trends. In addition, we record receivables for amounts expected to be reimbursed for payments made in excess of stop-loss coverage.

The self-insurance liability represents the best estimate of future payments to be made on reported and unreported losses as of September 30, 2023. To the extent actuarial assumptions change and claims experience rates differ from historical rates, our liabilities may change. As of September 30, 2023, the self-insurance liability was not material and no receivables were recorded for payments in excess of our self-insured levels.

There have been no material changes in our significant accounting policies during the nine months ended September 30, 2023 except as noted above. A detailed discussion of our significant accounting policies is included within the audited consolidated financial statements for the year ended December 31, 2022 on Form 20-F filed on March 15, 2023.

Recent Accounting Pronouncements

Reference Rate Reform

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional expedients and exceptions to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update apply only to contracts, hedging relationships, and other transactions that reference London Inter-bank Offered Rate ("LIBOR") or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022 for which an entity has elected certain optional expedients and which are retained through the end of the hedging relationship. The amendments in this update also include a general principle that permits an entity to consider contract modifications due to reference rate reform to be an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. If elected, the optional expedients for contract modifications must be applied consistently for all eligible contracts or eligible transactions within the relevant ASC Topic or Industry Subtopic that contains the guidance that otherwise would be required to be applied. The amendments in this update were effective upon issuance and could be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which clarified the scope of ASU 2020-04 indicating that certain optional expedients and exceptions included in ASU 2020-04 are applicable to derivative instruments affected by the market-wide change in interest rates used for discounting, margining, or contract price alignment. Our exposure to LIBOR is limited to our Term Loan Facility (USD), Revolving Credit Facility (USD) and derivative instruments.

In December 2022, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848), which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848.

The Company has applied the optional expedient in the standard to the debt amendment dated April 13, 2023, and the derivative instrument with the changes in rate accounted for prospectively (See Note 7 and 8).

Business Combinations

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This update improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to 1) recognition of an acquired contract liability and 2) payment terms and their effect on subsequent revenue recognized by the acquirer. This guidance will take effect for public companies with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022 and is applied prospectively to acquisitions occurring after the effective date. The Company adopted this new guidance effective January 1, 2023. This new guidance did not have an impact on our interim unaudited consolidated financial statements.

Supplier Finance Programs

In September 2022, the FASB issued ASU No. 2022-04 Liabilities - Supplier Finance Programs. This update enhances transparency about an entity’s use of supplier finance programs. The buyer in a supplier finance program is required to disclose information about the key terms of the program, outstanding confirmed amounts as of the end of the period, a roll-forward of such amounts during each annual period, and a description of where in the financial statements outstanding amounts are presented. The amendments in this update will take effect for public companies with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022, except for the amendment on roll-forward information which is effective for fiscal years beginning after December 31, 2023. Early adoption is permitted. The Company adopted this new guidance, with the exception of the roll-forward information, effective January 1, 2023. This new guidance did not have a material effect on our consolidated financial statements. As of September 30, 2023, the Company did not have any supplier finance arrangements.

Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions

In June 2022, the FASB issued ASU 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This amendment clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. This amendment is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. This new guidance is not expected to have an impact on our consolidated financial statements.